CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The following is a summary of warrants for the three months ended March 31, 2026.

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2025	4,925,000	$1.77	$20,592,675
Granted	200,000	5.00	-
Exercised	(2,748,971)	0.40	-
Forfeited	(226,029)	0.40	-
Outstanding as of March 31, 2026	2,150,000	3.98	$2,550,000

Exercisable as of December 31, 2025	4,925,000	$1.77	$20,592,675
Exercisable as of March 31, 2026	2,150,000	$3.98	$2,550,000

The following is a summary of warrants for the years ended December 31, 2025 and 2024:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2023	-	$-	$-
Granted	2,975,000	0.40	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2024	2,975,000	0.40	7,000,175
Granted	1,950,000	3.87	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2025	4,925,000	$1.77	$20,592,675

Exercisable as of December 31, 2024	2,975,000	$0.40	$7,000,175
Exercisable as of December 31, 2025	4,925,000	$1.77	$20,592,675

SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS
	For the three months Ended March 31,
	2026	2025
Risk-free interest rate	3.64%	4.06%
Expected term (in years)	3.00	5.00
Expected volatility	269.54%	263.38%
Expected dividend yield	0.00%	0.00%

	Year Ended December 31,
	2025	2024
Risk-free interest rate	3.71% - 4.06%	4.33%
Expected term (in years)	3 years - 5 years	5.00
Expected volatility	259.67% - 279.43%	244.14%
Expected dividend yield	0.00%	0.00%